FORM 13F


                                                     ---------------------------
                                                           OMB Approval
                                                     ---------------------------
                                                     OMB Number: 3235-0006
                                                     Expires:   October 31, 2000
                                                     Estimated average
                                                       burden hours per
                                                       response:..........24.7
                                                     ---------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2001

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                           [ ] is a restatement.
                           [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:

                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                           /s/ Mark C. Wehrly
                           -------------------------
                           San Francisco, California
                                  May 14, 2001



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:
                                       127


                    Form 13 F Information Table Value Total:

                                  $2,686,376 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.

Farallon Capital Mangement, L.L.C.
FORM 13F
March 31, 2001

Column 1               Column 2            Column 3     Column 4     Column 5        Column 6    Column 7       Column 8

Name of Issuer        Title of class       CUSIP         Value     Shrs/Prn Sh/ Put/Investment    Other      Sole       Shared None
                                                        (x1000)      Amt    Prn Prn Discretion   Managers
-------------------   --------------       --------      -------    ----------  --- ----------   --------   ------       ---- ----
Clear Channel           COM                184502102    5,550    101,926    SH         Other         01      101,926
Communications
Dow Chemical Co.        COM                260543103    5,935    188,004    SH         Other         01      188,004
Fifth Third Bancorp     COM                316773100   63,922  1,196,210    SH         Other         01    1,196,210
FleetBoston Financial   COM                339030108   37,150    984,096    SH         Other         01      984,096
Corp.
Viacom Inc.             CL B               925524308   72,647  1,652,199    SH         Other         01    1,652,199
ADC Telecommunications  COM                000886101    1,320    155,867    SH         Other         01      155,867
AT&T CDA Inc.           DEPS RCPT CL B     00207Q202   49,093  1,682,000    SH         Other         01    1,682,000
Adaptec Inc.            COM                00651F108    4,891    565,000    SH         Other         01      565,000
Adaptec Inc.            SB NT CV 4.75%     0400651FAC2 13,375 15,782,000    PRN        Other         01   15,782,000
Akamai Technologies     COM                00971T101      167     19,537    SH         Other         01       19,537
Inc.
Alcan Inc.              COM                013716105    3,906    108,500    SH         Other         01      108,500
Alcoa Inc.              COM                013817101    6,082    169,176    SH         Other         01      169,176
Allergan Specialty      CLA                018494104   25,760  1,198,121    SH         Other         01    1,198,121
Therapeutics Inc.
Alza Corp. DEL          COM                022615108   97,455  2,406,300    SH         Other         01    2,406,300
American General Corp.  COM                026351106   27,922    730,000    SH         Other         01      730,000
American Standard       COM                029712106   18,796   318,200     SH         Other         01      318,200
Co.Inc. DEL
Amresco Capital Trust   COM SH BEN INT     031919103   17,866  1,722,011    SH         Other         01    1,722,011
Anadarko Petroleum      COM                032511107   16,571   263,954     SH         Other         01      263,954
Corp.
Applied Micro Circuits  COM                03822W109      656     39,739    SH         Other         01       39,739
Astec Industries Inc.   COM                046224101   10,521    809,300    SH         Other         01      809,300
Big City Radio Inc.     CL A               089098107       60     15,000    SH         Other         01       15,000
Biovail Corp.           WT EXP 093002      09067J117   54,707    513,800    SH         Other         01      513,800
Brookfield Properties   COM                112900105   12,422    744,203    SH         Other         01      744,203
Corp.
C-Cube Microsystems     COM                12501N108    8,127    666,800    SH         Other         01      666,800
Inc.
Capital Pacific         COM                14040M104    9,103  2,809,851    SH         Other         01    2,809,851
Holdings Inc.
Catalytica Energy       COM                148884109    5,080   244,090     SH         Other         01      244,090
Systems Inc.
Centura Banks Inc.      COM                15640T100    7,417    150,000    SH         Other         01      150,000
JP Morgan Chase         COM                46625H100   23,291    518,740    SH         Other         01      518,740
Citadel Communications  COM                172853202   42,405  1,709,010    SH         Other         01    1,709,010
Corp.
CitiGroup Inc.          COM                172967101   45,777  1,017,720    SH         Other         01    1,017,720
City Investing Co Liq.  UNIT BEN INT       177900107   16,167 11,893,029    SH         Other         01   11,893,029
Tr
Cypress Semiconductor   SB NT CV 3.75%05   232806AF6   37,158 47,335,000    PRN        Other         01   47,335,000
Corp.
Daisytek International  COM                234053106      662     85,100    SH         Other         01       85,100
Corp.
Dallas Semiconductor    COM                235204104   21,635    831,800    SH         Other         01      831,800
Corp.
Davita Inc.             COM                23918k108   12,723    749,300    SH         Other         01      749,300
Delhaize America Inc.   CL A               246688105   19,787    967,592    SH         Other         01      967,592
Deutsche Telecom AG     Sponsored ADR      251566105   14,934    644,000    SH         Other         01      644,000
Devon Energy Corp.      COM                25179M103    7,901    135,762    SH         Other         01      135,762
Devx Energy Inc.        COM                25189P203    1,192    140,800    SH         Other         01      140,800
EMC Corp. MASS          COM                268648102    3,473    118,124    SH         Other         01      118,124
Edison International    COM                281020107    1,786    141,300    SH         Other         01      141,300
Elan plc                WT EXP 011403      284131802   12,500    250,000    SH         Other         01      250,000
Emcor Group Inc.        COM                29084Q100    5,088    166,100    SH         Other         01      166,100
Emcor Group Inc.        SB NT CV 5.75%05   29084QAC4    2,290  2,000,000    PRN        Other         01    2,000,000
Encal Energy Ltd.       COM                29250D107   10,409  1,401,700    SH         Other         01    1,401,700
Fisher Scientific Intl. COM                338032204   10,047    283,503    SH         Other         01      283,503
Franchise Finance       COM                351807102    4,984    200,000    SH         Other         01      200,000
Corp. America
Gartner Inc.            COM                366651107    1,474    218,700    SH         Other         01      218,700
Gartner Inc.            CL B               366651206    8,236  1,307,380    SH         Other         01    1,307,380
General Semiconductor   COM                370787103    6,695    706,952    SH         Other         01      706,952
Inc.
Golden State            COM                381197102   39,350  1,411,400    SH         Other         01    1,411,400
BanCorp. Inc.
Golden State            WT EXP 000000      381197136    4,681  3,566,238    SH         Other         01    3,566,238
BanCorp. Inc.
Hollywood               COM                436141105    1,652    755,200    SH         Other         01      755,200
Entertainment Corp.
Honeywell International COM                438516106  193,025  4,731,000    SH         Other         01    4,731,000
Inc.
Industrie Natuzzi SPA   ADR                456478106    1,598    125,800    SH         Other         01      125,800
Innovative Solutions    COM                45769N105      637     49,200    SH         Other         01       49,200
& Support
Intel Corp.             COM                458140100   15,911    604,708    SH         Other         01      604,708
Interlogix Inc.         COM                458763109   11,488    450,524    SH         Other         01      450,52
Intermedia              COM                458801107   41,751  2,411,600    SH         Other         01    2,411,600
Communications Inc.
I2 Technologies Inc.    COM                465754109    1,214     84,100    SH         Other         01       84,100
I2 Technologies         SUB NT CV 5.25%06  465754AF6   31,205 39,500,000    PRN        Other         01   39,500,000
JDS Uniphase Corp.      COM                46612J101   14,797    802,560    SH         Other         01      802,560
Juno Lighting Inc.      COM                482047206    3,514    520,526    SH         Other         01      520,526
Kent Electronics Corp.  COM                490553104   13,462    763,800    SH         Other         01      763,800
Koger Equity Inc.       COM                500228101   17,020  1,215,727    SH         Other         01    1,215,727
Korn/Ferry              COM                500643200   35,594  2,122,500    SH         Other         01    2,122,500
International
Litton Industries Inc.  COM                538021106   34,140    425,000    SH         Other         01      425,000
Loews Corp.             COM                540424108   23,871    401,800    SH         Other         01      401,800
MCN Energy Group Inc.   COM                55267J100   80,192  3,108,200    SH         Other         01    3,108,200
Martin Marietta         COM                573284106   16,158    378,400    SH         Other         01      378,400
Materials Inc.
Maxicare Health         COM                577904204    1,092    460,000    SH         Other         01      460,000
Plans Inc.
Molex Inc.              CL A               608554200    7,379    266,500    SH         Other         01      266,500
Momentum Business       CL A               60877P108    9,965    738,124    SH         Other         01      738,124
Apps. Inc.
NTL Inc.                COM                629407107      478     19,000    SH         Other         01       19,000
Network Associates Inc. COM                640938106    4,650    565,800    SH         Other         01      565,800
Niagara Mohawk          COM                653520106   72,631  4,297,700    SH         Other         01    4,297,700
Hldg. Inc.
On Command Corp.        COM                682160106    3,510    624,000    SH         Other         01      624,000
Openwave Systems Inc.   COM                683718100    1,057    53,425     SH         Other         01       53,425
PG&E Corp               COM                69331C108    4,690   376,700     SH         Other         01      376,70
PSS World Medical Inc.  COM                69366A100    8,392 1,891,100     SH         Other         01    1,891,100
Pacific Gulf Properties COM                694396102    5,837 1,033,100     SH         Other         01    1,033,100
Inc.
Petroleo Brasileiro     Sponsored ADR      71654V101    3,367   154,800     SH         Other         01      154,800
SA Petrobr
Pfizer Inc.             COM                717081103   21,745   531,025     SH         Other         01      531,025
Pharmacia Corp.         COM                71713U102   36,785   730,300     SH         Other         01      730,300
Playtex Products Inc.   COM                72813P100    8,608   936,700     SH         Other         01      936,700
Profit Recovery         COM                743168106   12,156 1,954,700     SH         Other         01    1,954,700
Group Intl. Inc.
PSI Net Inc.            COM                74437C101       11    57,209     SH         Other         01       57,209
Rait Investment Trust   COM                749227104    3,103   225,000     SH         Other         01      225,000
Ralston Purina Co.      COM                751277302   25,151   807,400     SH         Other         01      807,400
Rite Aid Corp.          COM                767754104    9,134 1,365,314     SH         Other         01    1,365,314
Rubio's Restaurants     COM                78116B102    1,901   533,711     SH         Other         01      533,711
Inc.
Scripps EW Co. Ohio     CL A               811054204   28,962   499,600     SH         Other         01      499,600
Sealed Air Corp.        PFD CV A  $2       81211K209   66,685 1,812,101     SH         Other         01    1,812,101
Security Capital        CLB                81413P204    6,515   314,000     SH         Other         01      314,000
Group Inc.
Sempra Energy           COM                816851109   12,287   527,800     SH         Other         01      527,800
Silicon Valley          COM                827066101    6,187   225,000     SH         Other         01      225,000
Group Inc.
Solutia Inc.            COM                834376105    9,302   762,500     SH         Other         01      762,500
Spieker Properties Inc. COM                848497103   32,356   589,900     SH         Other         01      589,900
Sprint Corp.            COM FON GROUP      852061100      526    23,900     SH         Other         01       23,900
Sprint Corp.            PCS COM SER 1      852061506      289    15,200     SH         Other         01       15,200
Stamps Com Inc.         COM                852857101      904   301,500     SH         Other         01      301,500
Station Casinos Inc.    COM                857689103   16,955 1,227,700     SH         Other         01    1,227,700
Synavant Inc.           COM                87157A105      236    53,085     SH         Other         01       53,085
Telecom Argentina       Sponsored ADR RepB 879273209    7,120   456,400     SH         Other         01      456,400
Stet-France
Telephone & Data        COM                879433100   29,789   318,600     SH         Other         01      318,600
Sys Inc.
Texaco Inc.             COM                881694103   89,255 1,344,200     SH         Other         01    1,344,200
U S BanCorp. DEL        COM                902973304   86,937 3,747,284     SH         Other         01    3,747,284
Usec Inc.               COM                90333E108    2,327   270,600     SH         Other         01      270,600
United Dominion         COM                909914103   13,020   620,000     SH         Other         01      620,000
Inds. Ltd.
United Stationers Inc.  COM                913004107   61,619 2,560,800     SH         Other         01    2,560,800
Veritas Software Corp.  COM                923436109   41,839   905,008     SH         Other         01      905,008
Voicestream Wireless    COM                928615103  344,346 3,727,700     SH         Other         01    3,727,700
Corp.
Waste Management        COM                94106L109   32,233 1,305,000     SH         Other         01    1,305,000
Inc. DEL
Western Resources Inc.  COM                959425109   12,672   531,300     SH         Other         01      531,300
Willamette Industries   COM                969133107      690    15,000     SH         Other         01       15,000
Inc.
XO Communications Inc.  CL A               983764101    1,662   238,444     SH         Other         01      238,444
Xcel Energy Inc.        COM                98389B100    3,896   129,400     SH         Other         01      129,400
Elan plc                RT                 G29539148    3,386 2,355,700     SH         Other         01    2,355,700
Open TV Corp.           CL A               G67543101      151    16,092     SH         Other         01       16,092
Flextronics             ORD                Y2573F102    2,594   172,946     SH         Other         01      172,946
International Ltd.
Elan plc                WT EXP 123102      G29539155    1,074 1,374,400     SH         Other         01    1,374,400
Elan plc                WT EXP 083105      G29539163    5,841 1,374,400     SH         Other         01    1,374,400
Infospace               COM                45678T102      288   131,765     SH         Other         01      131,765
Transocean Sedo Forex InCOM                G90078109   43,844 1,011,400     SH         Other         01    1,011,40
Edison International    COM                281020107    1,408   111,400     SH   PUT   Other         01      111,400
PG&E Corporation        COM                69331C108    3,685   296,000     SH   PUT   Other         01      296,000
Calpine Corporation     COM                131347106    5,479    99,500     SH   PUT   Other         01       99,500


